Inventory - Additional Information (Detail) $ in Thousands	3 Months Ended
Dec. 31, 2015 USD ($)
Inventory Disclosure [Abstract]
Inventory adjustments	$ (20,555)
Inventory finished goods and raw materials adjustment	(13,226)
Inventory purchase commitments	$ (7,329)